Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2019		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Dec. 31, 2019		119,744,594	105,154,241	69,737,402
Beginning Balance at Dec. 31, 2019	$ (147,063)				$ 1	$ 3,846	$ (150,910)
Beginning Balance (shares) at Dec. 31, 2019					13,810,811
Stock option exercises	16	$ 0	$ 0	$ 0	$ 0	16	0
Stock option exercises (Shares)		0	0	0	195,884
Stock-based compensation expense	89					89
Net income (loss)	19,081						19,081
Ending Balance at Mar. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Mar. 31, 2020		119,744,594	105,154,241	69,737,402
Ending Balance at Mar. 31, 2020	(127,877)				$ 1	3,951	(131,829)
Ending Balance (shares) at Mar. 31, 2020					14,006,695
Beginning Balance at Dec. 31, 2019		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Dec. 31, 2019		119,744,594	105,154,241	69,737,402
Beginning Balance at Dec. 31, 2019	$ (147,063)				$ 1	3,846	(150,910)
Beginning Balance (shares) at Dec. 31, 2019					13,810,811
Stock option exercises (Shares)	978,184
Net income (loss)	$ 27,674
Ending Balance at Jun. 30, 2020		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Jun. 30, 2020		119,744,594	105,154,241	69,737,402
Ending Balance at Jun. 30, 2020	(119,112)				$ 1	4,123	(123,236)
Ending Balance (shares) at Jun. 30, 2020					14,788,995
Beginning Balance at Dec. 31, 2019		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Dec. 31, 2019		119,744,594	105,154,241	69,737,402
Beginning Balance at Dec. 31, 2019	$ (147,063)				$ 1	3,846	(150,910)
Beginning Balance (shares) at Dec. 31, 2019					13,810,811
Stock option exercises (Shares)	160,000
Ending Balance at Dec. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Dec. 31, 2020		119,744,594	105,154,241	69,737,402
Ending Balance at Dec. 31, 2020	$ (132,245)				$ 1	4,453	(136,699)
Ending Balance (shares) at Dec. 31, 2020	14,963,995				14,963,995
Beginning Balance at Mar. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Mar. 31, 2020		119,744,594	105,154,241	69,737,402
Beginning Balance at Mar. 31, 2020	$ (127,877)				$ 1	3,951	(131,829)
Beginning Balance (shares) at Mar. 31, 2020					14,006,695
Stock option exercises	$ 73	$ 0	$ 0	$ 0	$ 0	73	0
Stock option exercises (Shares)	782,300	0	0	0	782,300
Stock-based compensation expense	$ 99					99
Net income (loss)	8,593						8,593
Ending Balance at Jun. 30, 2020		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Jun. 30, 2020		119,744,594	105,154,241	69,737,402
Ending Balance at Jun. 30, 2020	(119,112)				$ 1	4,123	(123,236)
Ending Balance (shares) at Jun. 30, 2020					14,788,995
Beginning Balance at Dec. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Dec. 31, 2020		119,744,594	105,154,241	69,737,402
Beginning Balance at Dec. 31, 2020	$ (132,245)				$ 1	4,453	(136,699)
Beginning Balance (shares) at Dec. 31, 2020	14,963,995				14,963,995
Stock-based compensation expense	$ 188					188
Net income (loss)	(6,582)						(6,582)
Ending Balance at Mar. 31, 2021		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Mar. 31, 2021		119,744,594	105,154,241	69,737,402
Ending Balance at Mar. 31, 2021	(138,639)				$ 1	4,641	(143,281)
Ending Balance (shares) at Mar. 31, 2021					14,963,995
Beginning Balance at Dec. 31, 2020		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Dec. 31, 2020		119,744,594	105,154,241	69,737,402
Beginning Balance at Dec. 31, 2020	$ (132,245)				$ 1	4,453	(136,699)
Beginning Balance (shares) at Dec. 31, 2020	14,963,995				14,963,995
Stock option exercises (Shares)	160,000
Net income (loss)	$ (12,130)
Ending Balance at Jun. 30, 2021		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Jun. 30, 2021	294,636,237	119,744,594	105,154,241	69,737,402
Ending Balance at Jun. 30, 2021	$ (144,010)				$ 2	4,817	(148,829)
Ending Balance (shares) at Jun. 30, 2021	15,123,995				15,123,995
Beginning Balance at Mar. 31, 2021		$ 46,567	$ 51,084	$ 35,573
Beginning Balance (shares) at Mar. 31, 2021		119,744,594	105,154,241	69,737,402
Beginning Balance at Mar. 31, 2021	$ (138,639)				$ 1	4,641	(143,281)
Beginning Balance (shares) at Mar. 31, 2021					14,963,995
Stock option exercises	16	$ 0	$ 0	$ 0	$ 1	15	0
Stock option exercises (Shares)		0	0	0	160,000
Stock-based compensation expense	161					161
Net income (loss)	$ (5,548)						(5,548)
Ending Balance at Jun. 30, 2021		$ 46,567	$ 51,084	$ 35,573
Ending Balance (shares) at Jun. 30, 2021	294,636,237	119,744,594	105,154,241	69,737,402
Ending Balance at Jun. 30, 2021	$ (144,010)				$ 2	$ 4,817	$ (148,829)
Ending Balance (shares) at Jun. 30, 2021	15,123,995				15,123,995